3. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
Basis Of Presentation
BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with IFRS issued by IASB.

These consolidated financial statements have been approved for issue by the Board of Directors dated March 11, 2019.

Significant accounting policies adopted in the preparation of these financial statements are described in Note 4, which have been consistently applied in these financial statements, unless otherwise stated.

These accounting policies have been applied consistently by all Group companies.

Restatement of financial statements

The financial statements have been stated in terms of the measuring unit current as of December 31, 2018 in accordance with IAS 29 "Financial reporting in hyperinflationary economies".

Comparative information

The comparative information has been stated in terms of the measuring unit current as of December 31, 2018 in accordance with IAS 29 "Financial reporting in hyperinflationary economies".

Certain reclassifications have been made to those financial statements to keep the consistency in the presentation with the amounts of the current year.

Additionally, with the purpose of improving the quality of the revised internal information for decision-making and resource allocation processes, the Company has assigned to each business segment the expenses of the centralized structure and the financial results associated with the management of the net financial debt and the income tax considered in the Holding and Others segment.